UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2014
Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

Ariel Fund schedule of investments		12.31.13 (Unaudited)
Number of shares	Common stocks—95.78%	Value
	Consumer discretionary & services—29.76%
1,763,040	Royal Caribbean Cruises Ltd.	$83,603,357
2,635,721	Gannett Co., Inc.	77,964,627
4,215,545	International Game Technology	76,554,297
2,061,696	International Speedway Corp., Class A	73,169,591
4,073,966	Interpublic Group of Cos., Inc.	72,109,198
482,504	Mohawk Industries, Inc. (a)	71,844,846
1,999,454	Newell Rubbermaid Inc.	64,802,304
1,238,208	Meredith Corp.	64,139,174
66,882	Graham Holdings Co., Class B (a)	44,364,168
1,166,290	DeVry Education Group Inc.	41,403,295
577,274	Madison Square Garden Co., Class A (a)	33,239,437
556,765	Sotheby's	29,619,898
258,468	Nordstrom, Inc.	15,973,322
		748,787,514
	Consumer staples—2.00%
364,645	J.M. Smucker Co.	37,784,515
182,500	McCormick & Co., Inc.	12,577,900
		50,362,415
	Energy—2.32%
1,235,343	Contango Oil & Gas Co. (a)(b)	58,382,310

	Financial services—32.76%
4,110,659	KKR & Co. L.P.	100,053,440
2,142,203	Lazard Ltd, Class A	97,084,640
7,333,616	Janus Capital Group Inc.	90,716,830
881,699	Jones Lang LaSalle Inc.	90,277,161
3,428,753	CBRE Group, Inc., Class A (a)	90,176,204
4,520,155	Western Union Co.	77,972,674
2,610,288	First American Financial Corp.	73,610,122
1,149,058	Fair Isaac Corp.	72,206,805
565,978	Dun & Bradstreet Corp.	69,473,800
793,760	City National Corp.	62,881,667
		824,453,343
	Health care—8.92%
1,824,450	Hospira, Inc. (a)	75,313,296
1,401,526	Charles River Laboratories Intl Inc. (a)	74,336,939
363,783	Bio-Rad Laboratories, Inc., Class A (a)	44,967,217
2,952,718	Symmetry Medical Inc. (a) (b)	29,763,397
		224,380,849
	Materials & processing—5.39%
1,471,097	Simpson Manufacturing Co., Inc.	54,033,393
1,558,194	US Silica Holdings Inc.	53,149,997
1,296,476	Interface, Inc.	28,470,613
		135,654,003
	Producer durables—11.94%
843,741	Bristow Group Inc.	63,331,199
560,213	Snap-on Inc.	61,354,528
1,708,729	Brady Corp., Class A	52,850,988
622,176	IDEX Corp.	45,947,698
421,866	Littelfuse, Inc.	39,204,007
528,818	MTS Systems Corp.	37,678,283
		300,366,703
	Technology—2.69%
752,503	Anixter Intl Inc. (a)	67,604,870
	Total common stocks (Cost $1,314,941,812)	2,409,992,007

Principal Amount	Repurchase Agreement—4.09%	Value
$102,870,628	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2013, due 01/02/2014, repurchase price $102,870,628, (collateralized by Federal Home Loan Bank, value $88,314,944, 0.500%, due 06/12/2015; U.S. Treasury Note, value $16,615,744, 0.375%, due 06/30/2015) (Cost $102,870,628)	$102,870,628
	Total Investments (Cost $1,417,812,440)—99.87%	2,512,862,635
	Other Assets less Liabilities—0.13%	3,356,523
	Net Assets—100.00%	$2,516,219,158
(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund schedule of investments		12.31.13 (Unaudited)
Number of shares	Common stocks—93.61%	Value
	Consumer discretionary & services—29.71%
3,980,830	Interpublic Group of Cos., Inc.	$70,460,691
3,877,590	International Game Technology	70,417,034
922,100	CBS Corp., Class B	58,774,654
642,400	Viacom, Inc., Class B	56,107,216
875,500	Nordstrom, Inc.	54,105,900
912,300	Coach, Inc.	51,207,399
1,384,156	International Speedway Corp., Class A	49,123,696
655,700	Omnicom Group Inc.	48,764,409
1,428,300	Gannett Co., Inc.	42,249,114
988,700	Newell Rubbermaid Inc.	32,043,767
457,400	Sotheby's	24,333,680
572,735	DeVry Education Group Inc.	20,332,093
744,200	Apollo Group, Inc., Class A (a)	20,331,544
304,800	Madison Square Garden, Co., Class A (a)	17,550,384
112,800	Tiffany & Co.	10,465,584
		626,267,165
	Consumer staples—1.48%
301,075	J.M. Smucker Co.	31,197,392

	Energy—1.31%
586,482	Contango Oil & Gas Co. (a)	27,717,139

	Financial services—35.86%
2,081,620	Lazard Ltd, Class A	94,339,018
3,081,600	First American Financial Corp.	86,901,120
4,549,300	Western Union Co.	78,475,425
706,700	Jones Lang LaSalle Inc.	72,359,013
1,007,000	AFLAC Inc.	67,267,600
1,025,500	Northern Trust Corp.	63,468,195
772,200	City National Corp.	61,173,684
1,034,300	Franklin Resources, Inc.	59,710,139
3,826,475	Janus Capital Group Inc.	47,333,496
1,280,600	Blackstone Group L.P.	40,338,900
1,460,568	KKR & Co. L.P.	35,550,225
311,500	T. Rowe Price Group, Inc.	26,094,355
871,050	CBRE Group, Inc., Class A (a)	22,908,615
		755,919,785
	Health care—14.00%
1,121,700	St. Jude Medical, Inc.	69,489,315
1,675,200	Hospira, Inc. (a)	69,152,256
600,354	Thermo Fisher Scientific Inc.	66,849,418
593,900	Zimmer Holdings, Inc.	55,345,541
278,425	Bio-Rad Laboratories, Inc., Class A (a)	34,416,114
		295,252,644
	Producer durables—11.25%
808,350	Illinois Tool Works Inc.	67,966,068
413,200	Towers Watson, Class A	52,728,452
392,100	Snap-on Inc.	42,942,792
527,399	Stanley Black & Decker, Inc.	42,555,825
413,218	Bristow Group Inc.	31,016,143
		237,209,280
	Total common stocks (Cost $1,083,839,249)	1,973,563,405

Principal Amount	Repurchase Agreement—4.85%	Value
$102,163,869	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2013, due 01/02/2014, repurchase price $102,163,869, (collateralized by U.S. Treasury Note, value $104,207,154, 2.250%, due 01/31/2015) (Cost $102,163,869)	$102,163,869
	Total Investments (Cost $1,186,003,118)—98.46%	2,075,727,274
	Cash, Other Assets less Liabilities—1.54%	32,460,435
	Net Assets—100.00%	$2,108,187,709

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund schedule of investments		12.31.13 (Unaudited)
Number of shares	Common stocks—98.45%	Value
	Consumer discretionary & services—18.13%
41,500	DIRECTV (a)	$2,867,235
37,300	Target Corp.	2,359,971
60,400	Apollo Education Group, Inc., Class A (a)	1,650,128
19,500	Omnicom Group Inc.	1,450,215
76,600	International Game Technology	1,391,056
20,500	DeVry Education Group Inc.	727,750
		10,446,355
	Consumer staples—4.17%
33,600	CVS Caremark Corp.	2,404,752

	Energy—14.56%
36,700	National Oilwell Varco	2,918,751
20,500	Exxon Mobil Corp.	2,074,600
72,200	Chesapeake Energy Corp.	1,959,508
16,700	Apache Corp.	1,435,198
		8,388,057
	Financial services—16.83%
158,400	Western Union Co.	2,732,400
29,000	JPMorgan Chase & Co.	1,695,920
9,500	Goldman Sachs Group, Inc.	1,683,970
51,450	Morgan Stanley	1,613,472
37,500	Bank of New York Mellon Corp.	1,310,250
23,400	First American Financial Corp.	659,880
		9,695,892
	Health care—12.42%
23,700	Johnson & Johnson	2,170,683
45,700	Hospira, Inc. (a)	1,886,496
18,000	Zimmer Holdings, Inc.	1,677,420
20,400	Baxter Intl Inc.	1,418,820
		7,153,419
	Materials & processing—3.00%
36,600	Mosiac Co.	1,730,082

	Producer durables—16.21%
22,400	Lockheed Martin Corp.	3,329,984
33,500	Stanley Black & Decker, Inc.	2,703,115
16,000	Snap-on Inc.	1,752,320
18,500	Illinois Tool Works Inc.	1,555,480
		9,340,899
	Technology—13.13%
16,300	International Business Machines Corp.	3,057,391
79,400	Microsoft Corp.	2,971,942
40,100	Oracle Corp.	1,534,226
		7,563,559
	Total common stocks (Cost $42,866,126)	56,723,015
Principal Amount	Repurchase Agreement—1.41%	Value
$811,207	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2013, due 01/02/2014, repurchase price $811,207, (collateralized by Federal Home Loan Bank, value $828,094, 0.500%, due 06/12/2015) (Cost $811,207)	$811,207
	Total Investments (Cost $43,677,333)—99.86%	57,534,222
	Other Assets less Liabilities—0.14%	78,732
	Net Assets—100.00%	$57,612,954

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Discovery Fund schedule of investments		12.31.13 (Unaudited)
Number of shares	Common stocks—95.29%	Value
	Consumer discretionary & services—11.10%
63,700	International Speedway Corp., Class A	$2,260,713
103,900	Rosetta Stone Inc. (a)	1,269,658
58,800	XO Group Inc. (a)	873,768
41,000	Superior Industries Intl Inc.	845,830
78,400	Callaway Golf Co.	660,912
		5,910,881
	Energy—11.14%
70,254	Contango Oil & Gas Co. (a)	3,320,204
84,200	Mitcham Industries, Inc. (a)	1,491,182
48,400	Gulf Island Fabrication, Inc.	1,123,848
		5,935,234
	Financial services—16.03%
93,000	First American Financial Corp.	2,622,600
570,000	Cowen Group, Inc., Class A (a)	2,228,700
84,146	AV Homes, Inc. (a)	1,528,933
45,700	MB Financial, Inc.	1,466,513
19,800	Capital Southwest Corp.	690,426
		8,537,172
	Health care—7.10%
215,100	POZEN Inc. (a)	1,729,404
62,100	Emergent Biosolutions Inc. (a)	1,427,679
530,200	Vical Inc. (a)	625,636
		3,782,719
	Materials & processing—8.73%
1,057,394	Rentech, Inc. (a)	1,850,439
137,699	Landec Corp. (a)	1,668,912
30,700	Simpson Manufacturing Co., Inc.	1,127,611
		4,646,962
	Producer durables—14.88%
81,697	Erickson Air-Crane, Inc. (a)	1,698,481
35,439	Team, Inc. (a)	1,500,487
223,825	Spartan Motors Inc.	1,499,628
37,400	Brink's Co.	1,276,836
99,300	Furmanite Corp. (a)	1,054,566
9,650	Littelfuse Inc.	896,774
		7,926,772
	Technology—20.89%
332,000	Imation Corp. (a)	1,553,760
139,480	PCTEL, Inc.	1,334,824
162,400	RealNetworks, Inc. (a)	1,226,120
57,900	Tessera Technologies, Inc.	1,141,209
129,400	ARC Document Solutions Inc. (a)	1,063,668
101,300	Brooks Automation, Inc.	1,062,637
210,300	Sigma Designs, Inc. (a)	992,616
162,100	FormFactor, Inc. (a)	975,842
65,400	Multi-Fineline Electronix, Inc. (a)	908,406
46,600	Oplink Communications, Inc. (a)	866,760
		11,125,842
	Utilities—5.42%
256,063	ORBCOMM Inc. (a)	1,623,439
628,100	Pendrell Corp (a)	1,262,481
		2,885,920
	Total common stocks (Cost $43,736,561)	50,751,502

Principal Amount	Repurchase Agreement—4.89%	Value
$2,602,591	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2013, due 01/02/2014, repurchase price $2,602,591, (collateralized by Federal Home Loan Bank, value $2,654,919, 0.500%, due 06/12/2015) (Cost $2,602,591)	$2,602,591
	Total Investments (Cost $46,339,152)—100.18%	53,354,093
	Liabilities less Cash, Other Assets—(0.18)%	(96,159)
	Net Assets—100.00%	$53,257,934

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel International Fund schedule of investments		12.31.13 (Unaudited)
Number of shares	Common stocks—92.03%	Value
	Austria—0.35%
622	Vienna Insurance Group	$31,086
	Canada—1.48%
279	Fairfax Financial Holdings Ltd.	111,393
347	Tim Hortons Inc.	20,250
		131,643
	China—4.95%
4,586	China Mobile Ltd. ADR	239,802
887	Baidu, Inc. ADR (a)	157,780
4,072	China Mobile Ltd.	42,142
		439,724
	Czech Republic—0.18%
72	Komercni Banka AS	16,060
	Finland—3.09%
26,927	Nokia Corp. ADR	218,378
6,962	Nokia Corp.	56,253
		274,631
	France—3.74%
7,685	Eutelsat Communications	239,620
895	BNP Paribas SA	69,750
158	L'Air Liquide S.A.	22,345
		331,715
	Germany—8.88%
5,523	Deutsche Boerse AG	457,713
6,553	Dialog Semiconductor plc (a)	141,300
16,811	Telefonica Deutschland Holding AG	138,936
72	Rational AG	23,885
1,886	Infineon Techologies AG	20,145
72	MTU Aero Engines AG	7,076
		789,055
	Hong Kong—1.45%
38,585	Yue Yuen Industrial	128,877
	Ireland—2.93%
5,550	Ryanair Holdings plc ADR	260,462
	Italy—4.25%
52,155	Snam SpA	291,513
14,298	Mediaset SpA	67,807
377	DiaSorin SpA	17,679
		376,999
	Japan—16.83%
2,000	Shimamura Co., Ltd.	187,473
1,400	Nintendo Co., Ltd.	187,395
3,300	Tokyo Electron Ltd.	181,839
5,600	Canon Inc.	178,687
2,900	Toyota Motor Corp.	176,828
1,200	Daito Trust Construction Co., Ltd.	112,186
2,700	Japan Tobacco Inc.	87,855
2,703	Canon Inc. ADR	86,496
800	Murata Manufacturing Co., Ltd.	71,147
1,800	OBIC Co. Ltd.	53,186
415	Toyota Motor Corp. ADR	50,597
2,200	Nikon Corp.	42,044
700	Denso Corp.	36,980
1,200	Chugai Pharmaceuticals Co., Ltd.	26,562
936	Nintendo Co., Ltd ADR	15,612
		1,494,887
	Luxembourg—1.54%
1,068	RTL Group	136,567
	Netherlands—4.80%
23,761	Koninklijke Ahold NV	426,578

	Norway—0.53%
2,448	Gjensidige Forsikring ASA	46,820
	Singapore—0.09%
1,000	Oversea-Chinese Banking Corp. Ltd.	8,083
	Spain—1.11%
1,807	Tecnicas Reunidas SA	98,155
	Sweden—1.44%
2,110	H&M Hennes & Mauritz AB, Class B	97,179
335	Autoliv Inc.	30,753
		127,932
	Switzerland—13.03%
1,544	Roche Holding AG	432,515
3,226	Nestle SA	236,434
621	Zurich Insurance Group Ltd	180,130
7,746	UBS AG	148,315
223	Swisscom AG	117,854
77	Banque Cantonale Vaudoise	42,099
		1,157,347
	United Kingdom—16.93%
7,884	GlaxoSmithKline plc ADR	420,927
58,684	Tesco plc	324,914
15,934	HSBC Holdings plc	174,780
4,624	Royal Dutch Shell plc, Class A	165,623
1,891	Royal Dutch Shell plc ADR	134,772
20,244	Wm. Morrison Supermarkets plc	87,495
1,717	Croda Intl plc	69,859
5,263	British Telecom Group plc	33,066
454	BT Group plc ADR	28,661
2,288	The Restaurant Group plc	22,430
208	British American Tobacco plc ADR	22,343
946	IG Group Holdings plc	9,650
346	GlaxoSmithKline plc	9,233
		1,503,753
	United States—4.43%
2,179	Harman Intl Industries Inc.	178,351
2,622	Tumi Holdings Inc. (a)	59,126
1,292	Broadcom Corp., Class A	38,308
378	Schlumberger Ltd.	34,062
2,212	Ruckus Wireless, Inc. (a)	31,410
1,355	TIBCO Software Inc. (a)	30,460
248	Philip Morris Intl Inc.	21,608
		393,325
	Total common stocks (Cost $6,897,721)	8,173,699
Number of Shares	Investment Companies—2.49%	Value
	Exchange Traded Funds—2.49%
2,896	Vanguard MSCI EAFE ETF	$120,705
1,636	Vanguard MSCI Pacific ETF	100,287
		220,992
	Total investment companies (Cost $180,325)	220,992
Principal Amount	Repurchase Agreement—2.24%	Value
$198,974	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2013, due 01/02/2014, repurchase price $198,974, (collateralized by Federal Home Loan Bank, value $205,769, 0.500%, due 06/12/2015) (Cost $198,974)	$198,974
	Total Investments (Cost $7,277,020)—96.76%	8,593,665
	Cash, Other Assets less Liabilities—3.24%	288,101
	Net Assets—100.00%	$8,881,766

(a) Non-income producing.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Ariel Global Fund schedule of investments		12.31.13 (Unaudited)
Number of shares	Common stocks—94.27%	Value
	Brazil—0.30%
5,744	Telefonica Brasil SA ADR	$110,400
	Canada—1.63%
1,302	Fairfax Financial Holdings Ltd.	519,832
1,370	Tim Hortons Inc.	79,949
		599,781
	China—4.04%
17,000	China Mobile Ltd. ADR	888,930
2,346	Baidu, Inc. ADR (a)	417,306
9,500	China Mobile Ltd.	98,316
2,163	Mindray Medical Intl Ltd.	78,647
		1,483,199
	Czech Republic—0.17%
277	Komercni Banka AS	61,785
	Finland—1.92%
52,134	Nokia Corp. ADR	422,807
34,994	Nokia Corp.	282,751
		705,558
	France—2.36%
17,742	Eutelsat Communications	553,200
4,013	BNP Paribas SA	312,747
		865,947
	Germany—5.09%
16,501	Deutsche Boerse AG	1,367,502
36,492	Telefonica Deutschland Holding AG	301,590
9,322	Dialog Semiconductor plc (a)	201,007
		1,870,099
	Hong Kong—0.83%
91,000	Yue Yuen Industrial	303,947
	Ireland—0.55%
4,275	Ryanair Holdings plc ADR	200,626
	Italy—1.47%
96,592	Snam SpA	539,887
	Japan—9.53%
6,900	Shimamura Co., Ltd.	646,782
19,200	Canon Inc.	612,641
3,750	Nintendo Co., Ltd.	501,951
8,500	Tokyo Electron Ltd.	468,373
3,900	Daito Trust Construction Co., Ltd.	364,603
10,400	Japan Tobacco Inc.	338,403
4,500	Toyota Motor Corp.	274,388
1,155	Toyota Motor Corp. ADR	140,818
4,600	Nikon Corp.	87,909
1,957	Canon Inc. ADR	62,624
		3,498,492
	Luxembourg—0.44%
1,264	RTL Group	161,629
	Netherlands—3.57%
72,951	Koninklijke Ahold NV	1,309,680
	Singapore—0.07%
3,000	Oversea-Chinese Banking Corp. Ltd.	24,248
	Spain—1.10%
7,407	Tecnicas Reunidas SA	402,344
	Sweden—0.22%
897	Autoliv Inc.	82,345

	Switzerland—8.97%
6,106	Roche Holding AG	1,710,450
2,084	Zurich Insurance Group Ltd	604,493
745	Swisscom AG	393,728
5,131	Nestle SA	376,051
10,858	UBS AG	207,902
		3,292,624
	Turkey—0.26%
7,142	Turkcell Iletisim Hizmetleri AS ADR (a)	95,346
	United Kingdom—11.38%
22,548	GlaxoSmithKline plc ADR	1,203,838
178,299	Tesco plc	987,182
9,627	Royal Dutch Shell plc ADR	686,116
44,012	HSBC Holdings plc	482,768
4,923	Royal Dutch Shell plc, Class A	176,333
33,681	Wm. Morrison Supermarkets plc	145,570
2,549	HSBC Holdings plc ADR	140,526
3,143	Croda Intl plc	127,878
19,686	British Telecom Group plc	123,681
1,641	BT Group plc ADR	103,596
		4,177,488
	United States—40.37%
19,009	Johnson & Johnson	1,741,034
45,815	Microsoft Corp.	1,714,855
22,271	Gilead Sciences, Inc. (a)	1,673,666
13,622	Harman Intl Industries Inc.	1,114,961
36,079	Broadcom Corp., Class A	1,069,742
18,444	Quest Diagnostics Inc.	987,492
56,747	Acacia Research Corporation	825,101
36,378	Tumi Holdings Inc. (a)	820,324
36,459	NVIDIA Corp.	584,073
14,256	U.S. Bancorp	575,942
4,382	Praxair, Inc.	569,791
6,952	Wal-Mart Stores, Inc.	547,053
4,945	Philip Morris Intl Inc.	430,858
6,492	Coach, Inc.	364,396
25,343	Ruckus Wireless, Inc. (a)	359,871
3,203	The PNC Financial Service Group, Inc.	248,489
2,024	Berkshire Hathaway Inc., Class B (a)	239,965
8,858	EMC Corp.	222,779
2,284	Occidental Petroleum Corp.	217,208
9,518	TIBCO Software Inc. (a)	213,965
16,192	QLogic Corp. (a)	191,551
1,668	Expeditors Intl of Washington	73,809
283	M&T Bank Corp.	32,947
		14,819,872
	Total common stocks (Cost $30,442,632)	34,605,297
Principal Amount	Repurchase Agreement—4.88%	Value
$1,791,006	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2013, due 01/02/2014, repurchase price $1,791,006, (collateralized by Federal Home Loan Bank, value $1,831,844, 0.500%, due 06/12/2015) (Cost $1,791,006)	$1,791,006
	Total Investments (Cost $32,233,638)—99.15%	36,396,303
	Cash, Other Assets less Liabilities—0.85%	311,235
	Net Assets—100.00%	$36,707,538

(a) Non-income producing.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Notes to schedules of investments	12.31.13 (unaudited)

NOTE ONE | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (the “Funds”) are series of the Trust.  Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified.  The Funds issue two classes of shares: an Investor Class and an Institutional Class.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant policies related to investments of the Funds held at December 31, 2013.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued by pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Debt obligations having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements – Accounting Standards CodificationTM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund	Ariel International Fund	Ariel Global Fund
Level 1	$2,409,992,007	$1,973,563,405	$56,723,015	$50,751,502	$4,481,710	$25,263,101
Level 2*+	102,870,628	102,163,869	811,207	2,602,591	4,082,986	11,054,227
Level 3	-	-	-	-	-	-
Fair Value at 12.31.13	$2,512,862,635	$2,075,727,274	$57,534,222	$53,354,093	$8,564,696	$36,317,328
*As of December 31, 2013, Level 2 investments held are repurchase agreements.  See Schedule of Investments.
+As of December 31, 2013, Level 2 investments held are forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the contract, repurchase agreements and certain foreign stocks.  See Schedule of Investments.

Notes to schedules of investments	12.31.13 (unaudited)

	Ariel International Fund	Ariel Global Fund
Transfers into Level 1	$-	$-
Transfers out of Level 1	3,881,895	9,067,808
Transfers into Level 2	3,881,895	9,067,808
Transfers out of Level 2	-	-

There were no transfers between levels for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund and Ariel Discovery Fund. Transfers were made due to valuation adjustments on foreign common stocks to account for the market movement between the close of a foreign market and the close of the New York Stock Exchange. Transfers between levels are recognized at the end of the reporting period.

Forward currency contracts derive their value from underlying exchange rates.  These instruments are normally valued by pricing vendors using pricing models.  The pricing models typically use inputs that are observed from active markets such as exchange rates.  As such, forward currency contracts were categorized as Level 2.

Foreign Currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party.  Realized gains (losses) and unrealized appreciation (depreciation) on securities include the effects of changes in security prices.  Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Forward Currency Contracts – Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates.  The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are subject to the translations of foreign exchange rate fluctuations. Contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as unrealized appreciation (depreciation) on foreign currency translations. The Funds record realized gains (losses) at the time the forward currency contract is settled or closed on the Statement of Operations as realized gain (loss) on foreign currency transactions.

Repurchase agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions – Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  Ariel Fund had the following transactions during the three months ended December 31, 2013, with affiliated companies:
	Share Activity				Three Months Ended December 31, 2013
Security Name	Balance September 30, 2013	Purchases	Sales	Balance December 31, 2013	Market Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares
Contango Oil & Gas Co.	1,235,343	-	-	1,235,343	58,382,310	-	-
Symmetry Medical Inc.	2,184,342	768,376	-	2,952,718	29,763,397	-	-
					$88,145,707	$ -	$ -

Notes to schedules of investments	12.31.13 (unaudited)

NOTE FOUR | FEDERAL INCOME TAXES
At December 31, 2013, the cost of investment securities for tax purposes was as follows:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund	Ariel International Fund	Ariel Global Fund
Cost of investments	$1,417,812,440	$1,186,003,118	$43,677,333	$46,339,152	$7,277,020	$32,233,638

Gross unrealized appreciation	$1,106,300,999	$891,656,651	$14,105,789	$7,907,807	$1,376,862	$4,601,508
Gross unrealized depreciation	(11,250,804)	(1,932,495)	(248,900)	(892,866)	(60,217)	(438,843)
Net unrealized appreciation	$1,095,050,195	$889,724,156	$13,856,889	$7,014,941	$1,316,645	$4,162,665

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

NOTE FIVE | FORWARD CURRENCY CONTRACTS
At December 31, 2013, the open forward currency contracts (State Street Bank and Trust as counterparty) are:
Contract Settlement Date	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Ariel International Fund
01/16/2014	GBP	9,358	CHF	13,588	263
01/16/2014	DKK	82,114	CHF	13,588	(89)
01/16/2014	AUD	10,237	JPY	951,040	102
01/16/2014	AUD	7,921	CHF	6,794	(550)
01/16/2014	AUD	18,180	CHF	15,594	(1,263)
01/17/2014	SGD	8,013	JPY	634,027	329
01/17/2014	GBP	45,043	CHF	65,710	913
01/17/2014	EUR	48,370	CHF	59,737	(429)
01/17/2014	GBP	36,865	USD	58,751	2,290
01/17/2014	AUD	62,019	USD	58,751	(3,425)
01/24/2014	AUD	37,451	CAD	37,215	(1,622)
01/24/2014	AUD	45,116	CAD	44,832	(1,954)
02/13/2014	SEK	357,132	EUR	39,896	602
02/13/2014	SEK	104,038	EUR	11,622	176
02/13/2014	SEK	103,539	EUR	11,567	175
02/13/2014	JPY	6,197,459	USD	61,943	(3,083)
02/18/2014	SGD	51,899	EUR	30,906	(1,390)
02/18/2014	AUD	191,908	CHF	162,803	(11,732)
02/18/2014	AUD	257,205	USD	238,370	(9,405)
03/17/2014	SGD	24,922	EUR	14,458	(140)
03/17/2014	AUD	87,207	CAD	82,439	26
03/17/2014	GBP	12,412	USD	20,202	342
03/17/2014	SGD	27,456	USD	21,866	(109)
03/17/2014	EUR	26,548	USD	36,444	78
03/17/2014	GBP	33,589	USD	54,667	926
					(28,969)
Ariel Global Fund
01/16/2014	AUD	61,313	EUR	42,635	$(3,953)
01/16/2014	MXN	544,941	EUR	30,746	(604)
01/16/2014	THB	1,633,823	JPY	5,137,719	901
01/16/2014	DKK	254,252	EUR	34,108	(32)
01/16/2014	ZAR	1,157,028	GBP	72,045	(9,199)
01/16/2014	ILS	118,371	EUR	24,597	247
01/16/2014	AUD	151,282	CHF	129,761	(10,511)
01/16/2014	EUR	30,746	MXN	542,434	796
01/16/2014	USD	118,684	GBP	74,244	(4,249)
01/16/2014	USD	96,661	JPY	9,508,848	6,363
01/16/2014	USD	112,644	CHF	102,317	(2,064)
01/16/2014	USD	123,366	CHF	112,056	(2,261)
01/17/2014	AUD	125,067	EUR	87,819	(9,241)
01/17/2014	SGD	112,221	CHF	82,667	(3,753)
01/17/2014	MXN	2,139,599	EUR	121,282	(3,160)
01/27/2014	USD	84,902	EUR	61,590	174
02/06/2014	USD	333,694	EUR	246,950	(6,030)
02/13/2014	SEK	789,712	EUR	88,025	1,600
02/13/2014	AUD	166,407	CHF	142,121	(11,184)
02/13/2014	AUD	176,539	EUR	122,280	(11,010)

Notes to schedules of investments	12.31.13 (unaudited)

02/13/2014	CAD	31,100	EUR	21,884	(858)
02/13/2014	AUD	127,524	EUR	88,330	(7,953)
02/13/2014	CAD	251,070	EUR	176,673	(6,927)
03/17/2014	NOK	468,213	CHF	67,060	1,767
03/17/2014	AUD	266,448	EUR	172,675	(772)
03/17/2014	SEK	904,458	EUR	99,963	2,929
03/17/2014	CAD	400,221	CHF	335,157	155
03/19/2014	SGD	112,146	CHF	78,909	360
03/19/2014	CAD	87,406	CHF	72,596	702
03/19/2014	SEK	512,982	CHF	69,440	1,764
03/19/2014	USD	284,248	GBP	173,540	(2,972)
					$(78,975)

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:   /s/ Mellody Hobson
        Mellody Hobson
                        President and Principal Executive Officer

Date:            February 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Mellody Hobson
                        Mellody Hobson
        President and Principal Executive Officer

Date:            February 14, 2014

By:   /s/ Jeffrey Rapaport
        Jeffrey Rapaport
        Treasurer and Chief Financial Officer

Date:            February 14, 2014